Consolidated Statement of Cash Flow (Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Cash Flows.
Increase (Decrease) in asset retirement obligation	$ 2,162	$ 7,374	$ (4,942)
Increase (Decrease) in provisions for other long-term liabilities	157	2,370	(2,616)
Purchase of property, plant and equipment on deferred terms		(7,864)	7,864
Additions / changes in estimates of right-of-use assets	$ 2,603	$ 137	$ 22,462